Revenue from Contracts with Customers - Summary of Disaggregation of Revenues from Contracts with Customers (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		€ 482,325	€ 108,589	€ 127,575
Goods and Services Transferred at a Point in Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		108,840	16,955	22,828
Goods and Services Transferred Over Time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		373,485	91,634	104,747
Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		178,849	84,428	101,837
Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		303,476	24,161	25,738
Pfizer Inc.
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		371,500
Pfizer Inc. | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		121,597	14,348	7,173
Genentech Inc
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		49,200	64,000	49,500
Genentech Inc | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		49,195	64,026	49,536
Shanghai Fosun Pharmaceutical (Group) Co., Ltd | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		5,074
Other | Research & Development
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		2,983	6,054	45,128
COVID-19 Vaccine Revenues | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		270,490
Sales To Collaboration Partner | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers	[1]	61,460
Direct Product Sales to BioNTech Customers | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		20,553
Share Of Collaboration Partners Gross Profit | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		188,477
Other Sales | Commercial
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenues from contracts with customers		€ 32,986	€ 24,161	€ 25,738

[1]	Represents sales to collaboration partner of products manufactured by BioNTech.